KOBRICK CAPITAL FUND
                          KOBRICK EMERGING GROWTH FUND
                               KOBRICK GROWTH FUND

                     Supplement dated August 17, 2001 to the
           Statement of Additional Information dated February 1, 2001 as supplemented May 1, 2001

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "SHAREHOLDER SERVICES - SYSTEMATIC WITHDRAWAL PLANS (CLASSES A, B AND
C)".

An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION PERTAINING TO THE OFFICERS OF THE TRUST IN THE SECOND AND THIRD PARAGRAPHS UNDER THE SECTION ENTITLED "TRUSTEES AND OFFICERS".

   POSITION HELD                      NAME

   President                          John T. Hailer

   Treasurer                          Thomas P. Cunningham

   Secretary & Clerk                  John E. Pelletier

JOHN T. HAILER, 40 - President and Trustee of the CDC Nvest Funds; President and Chief Executive Officer, CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"); Director and Executive Vice President, CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers"); formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

JOHN E. PELLETIER, 37 - Secretary and Clerk of the CDC Nvest Funds; Senior Vice President, CDC IXIS Asset Management Distribution Corporation; Senior Vice President, General Counsel, Secretary and Clerk, CDC IXIS Distributors; Senior Vice President, General Counsel, Secretary and Clerk, CDC IXIS Advisers; Director and Executive Vice President, General Counsel, Secretary and Clerk, CDC IXIS Asset Management Services, Inc.; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

THOMAS P. CUNNINGHAM, 55 - Treasurer of the CDC Nvest Funds; Senior Vice President, CDC IXIS Asset Management Services, Inc.; Senior Vice
President, CDC IXIS Advisers; formerly, Vice President,
Allmerica Financial Life Insurance and Annuity Company, formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE SECTION ENTITLED "SECURITIES TRANSACTIONS".

KOBRICK GROWTH FUND AND COMPONENT OF KOBRICK CAPITAL FUND (ADVISED BY VAUGHAN, NELSON SCARBOROUGH & MCCULLOUGH, L.P. ("VNSM"))

In placing orders for the purchase and sale of securities for clients, VNSM selects only brokers or dealers that it believes are financially responsible and will provide efficient and effective services in executing, clearing and settling an order. VNSM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of VNSM, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

Receipt of research services from brokers may sometimes be a factor in selecting a broker that VNSM believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce VNSM's expenses. Such services may be used by VNSM in servicing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

In placing orders for the purchase and sale of securities for clients, VNSM may cause the client to pay a broker-dealer that provides the brokerage and research services to VNSM an amount of commission for effecting a securities transaction for the Funds in excess of the amount another broker-dealer would have charged for effecting that transaction. VNSM must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or VNSM's overall responsibilities to the Trust and its other clients.


KOBRICK EMERGING GROWTH FUND AND COMPONENT OF KOBRICK CAPITAL FUND (ADVISED BY RS INVESTMENT MANAGEMENT, L.P. ("RS INVESTMENT MANAGEMENT")

It is the policy of RS Investment Management, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to the client (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this segment in the future, and the financial strength and stability of the broker.

Subject to the policy of seeking best execution of orders at the most favorable prices, RS Investment Management may execute transactions with brokerage firms which provide research services and products to RS Investment Management. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist RS Investment Management in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit RS Investment Management to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. RS Investment Management may receive a benefit from these research services and products that is not passed on, in the form of a direct monetary benefit, to the client. If RS Investment Management determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, RS Investment Management may allocate the cost of such service or product accordingly. The portion of the product or service that RS Investment Management determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for RS Investment Management. Subject to the standards outlined in this and the preceding paragraph, RS Investment Management may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by RS Investment Management to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

Research services and products may be useful to RS Investment Management in providing investment advice to any of the funds or clients it advises. Likewise, information made available to RS Investment Management from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

Because selection of executing brokers is not based solely on net commissions, the client advised by RS Investment Management may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. RS Investment Management will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for RS Investment Management to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of RS Investment Management, better prices and execution are available elsewhere.



                                                                      SP147-0801